Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance costs.
Schedule of finance costs

	2023	2022	*	2021
	$’000	$'000		$'000

Interest expenses - third party loans	362,381	256,208		174,876
Interest expenses - withholding tax paid on bond interest	13,439	12,197		4,404
Unwinding of discount on decommissioning liability	9,156	7,084		4,644
Interest and finance charges paid/payable for lease liabilities	61,617	52,234		32,826
Net foreign exchange loss arising from financing - unrealized	1,713,242	157,836		126,131
Net foreign exchange loss arising from financing - realized	162,944	206,329		43,422
Fair value loss on embedded options and interest rate caps	3,760	159,889		—
Costs paid on early loan and bond settlement	—	—		18,171
Fees on loans and financial derivatives	17,821	18,673		13,663
Net foreign exchange loss on derivative instruments - unrealized	92,151	1,599		3,897
	2,436,511	872,049		422,034

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.